Schedule of Investments ─ IQ MacKay Municipal Insured ETF

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds — 98.4%
Alabama — 0.6%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
5.200%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	$2,500,000	$2,430,891

Alaska — 0.3%
University of Alaska, Revenue Bonds
Series V-1 Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,405,101

Arizona — 1.4%
City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 7/1/28	3,180,000	3,262,832
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,000,000	1,012,744
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	505,282
4.250%, due 6/1/47	1,500,000	1,501,421
		6,282,279
Arkansas — 0.1%
City of Clarksville AR Sales & Use Tax Revenue, Revenue Bonds
Insured: BAM
3.000%, due 11/1/26	500,000	496,361

California — 7.7%
Banning Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/46	2,395,000	2,400,238
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	535,000	546,996
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	2,174,198
Chaffey Joint Union High School District, General Obligation Bonds
Series G
4.490%, due 8/1/42(b)	1,000,000	434,982
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,076,871
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	5,003,644
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.060%, due 8/1/30(b)	1,000,000	820,835
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,826,751
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.780%, due 8/1/29(b)	1,050,000	901,902
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.900%, due 8/1/34(b)	$2,445,000	$1,479,499
4.440%, due 8/1/39(b)	535,000	246,297
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
3.180%, due 8/1/30(b)	1,110,000	904,160
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	3,135,000	2,497,978
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
11.650%, due 6/1/46(b)	4,000,000	1,518,053
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
3.340%, due 8/1/29(b)	390,000	324,988
Placer Union High School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/30(b)	975,000	803,394
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	803,324
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	2,059,638
Saratoga Union School District, General Obligation Bonds
Insured: NATL
3.080%, due 9/1/27(b)	650,000	582,581
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
5.070%, due 8/1/41(b)	2,000,000	931,994
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,475,817
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
3.320%, due 8/1/26(b)	1,100,000	1,013,105
William S Hart Union High School District, General Obligation Bonds
Series B Insured: AGM
3.140%, due 9/1/29(b)	2,345,000	1,970,306
		33,797,551
Colorado — 4.0%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,820,861
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,931,425
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,266,541
Colorado Water Resources & Power Development Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 9/1/43	500,000	575,602

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/44	$1,000,000	$1,000,820
E-470 Public Highway Authority, Revenue Bonds
Series B Insured: NATL
3.190%, due 9/1/25(b)	2,350,000	2,235,147
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	653,151
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	525,813
Green Gables Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/38	760,000	831,265
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	454,017
Park Creek Metropolitan District, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/46	3,255,000	3,231,186
		17,525,828
Connecticut — 0.0%(c)
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,217
5.000%, due 7/1/24	20,000	20,151
5.000%, due 7/1/27	60,000	61,675
Series C Insured: AGM
5.000%, due 7/15/32	20,000	20,559
		127,602
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.460%, due 10/1/37(b)	1,500,000	820,455
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,912,762
		2,733,217
Florida — 2.9%
County of Brevard FL, Revenue Bonds
Insured: AGM
5.000%, due 8/1/29	3,860,000	4,048,776
County of Miami-Dade FL, Revenue Bonds
Insured: BAM
4.360%, due 10/1/46(b)	290,000	109,175
County of Miami-Dade Seaport Department, Revenue Bonds
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	3,152,472
Series A-1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,408,782
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A Insured: AGM-CR
7.690%, due 10/1/41(b)	1,015,000	437,911
Series A-2 Insured: AGM-CR
7.350%, due 10/1/40(b)	1,250,000	570,576
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,089,418
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
School Board of Miami-Dade County (The), General Obligation Bonds
5.000%, due 3/15/39	$1,645,000	$1,689,262
		12,506,372
Georgia — 0.5%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,252,308

Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	1,013,579
5.250%, due 5/1/42	800,000	843,024
		1,856,603
Illinois — 13.2%
Boone & Winnebago Counties Community Unit School District No 200, General Obligation Bonds
Series B Insured: AGM
3.500%, due 1/1/25(b)	500,000	484,324
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,653,904
Series A Insured: AGM
5.000%, due 12/1/31	500,000	531,079
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,977,980
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,287,735
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,626,425
Series A Insured: AGM
5.250%, due 1/1/45	3,585,000	3,870,312
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,518,937
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	1,001,360
City of Chicago IL Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/44	3,220,000	3,238,278
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	4,211,798
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,101,883
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,080,534
5.500%, due 10/1/42	1,260,000	1,416,431

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	$400,000	$398,325
4.000%, due 10/1/41	400,000	394,457
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,456,713
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,306,138
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,640,098
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,733,979
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,534,082
5.000%, due 12/1/46	1,800,000	1,900,176
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	500,000	474,269
Series A Insured: NATL
4.420%, due 4/1/25(b)	390,000	370,603
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	3,043,163
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,101,701
Insured: BAM
4.000%, due 6/1/41	3,275,000	3,222,547
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/24	1,115,000	1,129,430
University of Illinois, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 4/1/36	940,000	946,130
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Insured: NATL
3.370%, due 11/1/24(b)	885,000	863,064
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,214,945
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
3.570%, due 12/1/26(b)	590,000	533,771
3.690%, due 12/1/25(b)	590,000	551,704
		57,816,275
Indiana — 1.5%
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	1,008,520
5.000%, due 7/1/47	2,000,000	2,132,794
	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	$3,000,000	$3,441,938
		6,583,252
Iowa — 3.2%
Burlington Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	1,940,000	1,910,772
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.250%, due 6/1/42	1,165,000	1,188,009
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	926,471
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,114,375
College Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	400,000	404,175
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	573,888
3.250%, due 6/1/32	600,000	598,025
3.375%, due 6/1/33	620,000	617,363
4.000%, due 6/1/40	805,000	813,415
4.000%, due 6/1/41	835,000	841,173
4.000%, due 6/1/42	870,000	873,600
Sioux City Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
3.000%, due 10/1/24	2,500,000	2,495,286
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	329,010
5.000%, due 6/1/26	170,000	177,506
		13,863,068
Kansas — 0.2%
Reno County Unified School District No 309 Nickerson, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/32	1,000,000	1,070,391

Kentucky — 1.9%
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM ST INTERCEPT
4.500%, due 10/1/48	2,035,000	2,130,077
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/38	1,045,000	1,135,540
5.000%, due 9/1/49	2,900,000	3,050,710
Kentucky Municipal Power Agency, Revenue Bonds
5.000%, due 9/1/34	1,155,000	1,226,836

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	$100,000	$101,673
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	650,000	677,339
		8,322,175
Louisiana — 0.9%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,648,788
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
5.000%, due 8/1/31	2,000,000	2,094,045
		3,742,833
Maine — 0.6%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	154,699
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,333,389
5.500%, due 7/1/42	1,000,000	1,116,806
		2,604,894
Maryland — 0.5%
State of Maryland, General Obligation Bonds
Series B
5.000%, due 8/1/26	2,000,000	2,114,944

Massachusetts — 0.5%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	580,000	592,239
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,502,408
		2,094,647
Michigan — 2.8%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,091,213
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,188,543
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,533,145
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,504,462
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/39	635,000	731,916
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
5.500%, due 12/1/48	$3,620,000	$4,016,468
		12,065,747
Missouri — 1.1%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,210,836
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.220%, due 4/15/26(b)	1,720,000	1,603,141
St. Louis Municipal Finance Corp., Revenue Bonds
Insured: AGM
5.000%, due 10/1/40	770,000	830,598
		4,644,575
Nevada — 0.2%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	1,000,082

New Hampshire — 0.6%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Insured: BAM
5.000%, due 7/1/37	840,000	964,445
Series B Insured: BAM
4.000%, due 8/1/33	1,480,000	1,481,101
		2,445,546
New Jersey — 5.6%
Berlin Borough School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/39	1,210,000	1,237,545
4.000%, due 3/1/40	1,255,000	1,277,809
4.000%, due 3/1/41	1,310,000	1,329,717
City of Orange Township NJ, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 12/1/24	675,000	679,419
Kenilworth School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/39	750,000	764,257
Maywood School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
3.000%, due 7/15/33	645,000	636,165
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series BB
4.000%, due 6/15/50	3,000,000	2,898,691
Series C Insured: BHAC-CR AMBAC
3.520%, due 12/15/24(b)	965,000	936,054
Series C Insured: BHAC-CR MBIA
3.250%, due 12/15/27(b)	1,305,000	1,151,920
New Jersey Turnpike Authority, Revenue Bonds
Series 4 Insured: AGM
5.250%, due 1/1/26	3,375,000	3,518,729
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.250%, due 2/1/43	500,000	535,376
5.500%, due 2/1/51	1,000,000	1,071,392
North Hudson Sewerage Authority, Revenue Bonds
Series A Insured: NATL
3.070%, due 8/1/25(b)	1,450,000	1,385,124

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.250%, due 11/1/52	$2,250,000	$2,442,764
Series A Insured: AGM-CR
4.000%, due 11/1/50	1,830,000	1,779,155
Woodbury School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/45	1,020,000	1,026,796
4.000%, due 8/15/46	1,020,000	1,025,980
4.000%, due 8/15/47	1,020,000	1,025,390
		24,722,283
New York — 7.3%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,874,909
Series A Insured: AGM
5.000%, due 10/1/32	1,560,000	1,659,677
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	458,198
5.250%, due 7/15/36	300,000	341,357
5.250%, due 7/15/37	325,000	366,955
5.250%, due 7/15/42	1,800,000	1,981,687
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
4.000%, due 8/1/44	1,085,000	1,088,974
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	2,975,000	3,008,510
Metropolitan Transportation Authority, Revenue Bonds
Series 1
4.000%, due 11/15/46	600,000	577,477
Series 1 Insured: BAM
5.000%, due 11/15/33	4,000,000	4,104,900
Series A1
5.000%, due 11/15/29	500,000	518,360
Series E
4.000%, due 11/15/45	450,000	435,339
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	975,475
Insured: NATL
3.997%, due 3/1/24	1,500,000	1,500,938
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
3.880%, due 11/15/36(b)	4,400,000	2,690,724
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM-TCRS
4.000%, due 2/15/43	1,480,000	1,492,157
New York Power Authority, Revenue Bonds
Insured: AGM
4.000%, due 11/15/47	1,380,000	1,370,071
Series A Insured: AGM
5.250%, due 11/15/39	1,000,000	1,192,732
5.250%, due 11/15/41	1,000,000	1,173,998
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,309
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., Revenue Bonds
Insured: AGM
5.125%, due 6/30/60	$2,000,000	$2,092,527
Port Authority of New York & New Jersey, Revenue Bonds
Series 231ST
5.500%, due 8/1/52	765,000	840,333
		31,750,607
North Carolina — 3.0%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series H
3.100%, due 1/15/48(a)(d)	2,500,000	2,500,000
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,578,361
5.500%, due 7/1/52	1,675,000	1,821,140
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,508,316
Series B Insured: AGM
4.810%, due 1/1/53(b)	7,000,000	1,722,930
		13,130,747
Ohio — 2.5%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,388,672
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,910,823
5.500%, due 12/1/42	955,000	1,024,613
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	515,306
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,266,650
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,013,130
		11,119,194
Oregon — 0.6%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
3.140%, due 6/1/26(b)	1,355,000	1,260,048
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.330%, due 6/15/43(b)	2,800,000	1,169,439
		2,429,487
Pennsylvania — 4.9%
Bucks County Industrial Development Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 8/15/44	1,030,000	1,032,049
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,333,643
County of Lehigh PA, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,415,088

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	$375,000	$406,854
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	954,556
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 9/1/44	1,140,000	1,129,954
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	4,084,401
Series BA Insured: CNTY GTD-BAM TCRS
3.480%, due 1/1/31(b)	775,000	610,621
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.346%, (0.670*3 Month ICE LIBOR USD + 0.60%), due 7/1/27(a)	110,000	109,023
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,698,860
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,546,477
5.000%, due 9/1/38	1,420,000	1,613,215
Reading School District, General Obligation Bonds
Series B Insured: NATL ST AID WITHHLDG
3.670%, due 1/15/30(b)	640,000	515,373
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM-TCRS ST AID WITHHLDG
5.000%, due 9/1/27	5,000	5,284
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	4,043,895
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,140,969
		21,640,262
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series 2B Insured: NATL
5.000%, due 7/1/24	25,000	25,005
Series UU Insured: AGM
4.266%, (0.67*3-Month SOFR + 0.52%), due 7/1/29(a)	510,000	477,131
		502,136
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM MUN GOVT GTD
5.000%, due 5/15/25	1,000,000	1,021,706
	Principal Amount	Value
Municipal Bonds (continued)
South Carolina — 1.8%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	$2,845,000	$3,108,084
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,289,050
5.750%, due 12/1/52	600,000	675,297
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,470,000	1,640,516
		7,712,947
South Dakota — 2.5%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 12/1/47	1,780,000	1,939,902
5.500%, due 12/1/51	3,080,000	3,385,266
Brookings School District No 005-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 6/15/35	500,000	599,180
5.250%, due 6/15/38	750,000	877,146
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,500,872
5.500%, due 8/1/47	1,000,000	1,132,176
De Smet School District No 38-2, General Obligation Bonds
Series 2 Insured: BAM
5.000%, due 8/1/47	1,300,000	1,406,751
		10,841,293
Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	559,504

Texas — 16.5%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,523,555
Belmont Fresh Water Supply District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	695,000	696,890
4.000%, due 3/1/43	2,280,000	2,250,564
Brazoria County Municipal Utility District No 22, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/43	800,000	778,366
4.000%, due 9/1/44	895,000	865,271
City of Canyon TX, General Obligation Bonds
Insured: AGM
5.000%, due 2/15/33	1,205,000	1,372,109
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	960,000	1,050,402
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	1,880,000	1,828,842
4.000%, due 9/1/47	1,980,000	1,910,292

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	$3,000,000	$2,240,618
2.000%, due 8/15/40	3,000,000	2,177,064
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Insured: AGM
6.500%, due 3/1/28	390,000	439,525
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/26	585,000	595,644
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	734,847
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	2,000,916
3.000%, due 8/15/41	2,670,000	2,305,930
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,286,202
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,082,270
7.000%, due 12/1/29	905,000	1,081,324
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,831,821
6.000%, due 4/1/30	350,000	379,568
6.000%, due 4/1/31	350,000	379,467
6.000%, due 4/1/32	375,000	406,480
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,599,051
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,072,831
6.000%, due 9/1/28	980,000	1,097,870
6.000%, due 9/1/29	705,000	809,329
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,132,056
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/45	805,000	837,565
5.000%, due 9/1/46	855,000	888,832
Harris County Municipal Utility District No 536, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/28	2,600,000	2,857,275
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,544,698
7.000%, due 9/1/28	360,000	416,211
7.000%, due 9/1/29	380,000	451,287
Harris County-Houston Sports Authority, Revenue Bonds
Series A3 Insured: NATL
4.250%, due 11/15/33(b)	1,325,000	757,542
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	$1,560,000	$1,603,650
5.125%, due 3/1/46	1,415,000	1,466,167
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	607,134
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,700,000	1,891,643
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	3,195,000	3,246,904
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	2,113,441
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	509,779
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	2,061,820
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	1,550,000	1,753,793
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B1 Insured: AGM
4.000%, due 7/1/30	155,000	158,544
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,272,339
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	600,000	661,917
5.250%, due 5/1/42	500,000	545,493
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,177,108
5.500%, due 8/1/42	4,000,000	4,528,175
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,204,906
Williamson-Liberty Hill Municipal Utility District, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/32	1,675,000	1,867,348
		72,352,675
Utah — 2.3%
City of Murray UT, Revenue Bonds
Series A
3.550%, due 5/15/37(a)(d)	3,000,000	3,000,000
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,701,772
Series A Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,242,835

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	$1,000,000	$1,071,854
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/25	615,000	629,339
5.000%, due 5/1/26	260,000	271,474
		9,917,274
Virginia — 0.2%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	1,004,447

Washington — 2.1%
Chelan County Public Utility District No 1, Revenue Bonds
Series A Insured: NATL
3.190%, due 6/1/24(b)	610,000	603,583
County of King WA, General Obligation Bonds
Series A
2.900%, due 1/1/46(a)(d)	2,000,000	2,000,000
County of King WA Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 1/1/47	4,000,000	4,030,298
State of Washington, General Obligation Bonds
Series F Insured: NATL
3.050%, due 12/1/26(b)	3,000,000	2,753,674
		9,387,555
West Virginia — 0.2%
West Virginia University, Revenue Bonds
Series A Insured: AMBAC
3.520%, due 4/1/25(b)	1,000,000	960,075

Wisconsin — 2.1%
City of Milwaukee WI, General Obligation Bonds
Series N3 Insured: BAM
5.000%, due 4/1/30	645,000	716,279
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	1,250,000	1,264,539
4.550%, due 5/1/43	1,015,000	1,044,831
5.000%, due 5/1/31	1,655,000	1,843,894
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	2,019,874
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	1,455,000	1,467,417
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
5.270%, due 12/15/37(b)	1,150,000	658,545
		9,015,379
Wyoming — 0.7%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,000,000	1,080,310
	Principal Amount	Value
Municipal Bonds (continued)
Wyoming (continued)
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	$1,790,000	$1,951,567
		3,031,877
Total Municipal Bonds
(Cost $418,181,390)		430,881,990

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 4.02%(e)
(Cost $1,535,869)	1,536,033	1,535,869

Total Investments — 98.8% (Cost $419,717,259)		432,417,859
Other Assets and Liabilities, Net — 1.2%		5,106,949
Net Assets — 100%		$437,524,808

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2024.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Less than 0.05%.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(e)	Reflects the 7-day yield at January 31, 2024.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
ICE LIBOR	- Intercontinental Exchange London Interbank Offered Rate.
MBIA	- MBIA Insurance Corp.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$430,881,990	$—	$430,881,990
Short-Term Investment:
Money Market Fund	1,535,869	—	—	1,535,869
Total Investments in Securities	$1,535,869	$430,881,990	$—	$432,417,859

(d)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.